Capital management and fair values of financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 16,868,112	R$ 12,448,565
Financial assets, fair value	15,824,541	87,318
Financial liabilities, accounting value	50,391,606	37,826,082
Financial liabilities, fair value	15,063	37,768
Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	14,232,021	9,699,546
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		87,318
Derivative financial assets	4,238
Loans and advances to customers, net of provisions for expected loss		0
Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	14,012,018	0
Current financial assets at fair value through other comprehensive income	13,560,072	9,112,343
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,702,841	0
Current financial assets at fair value through other comprehensive income	671,949	587,203
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,026,654	1,025,117
Derivative financial assets	4,238
Loans and advances to customers, net of provisions for expected loss		0
Financial liabilities, fair value	15,063	37,768
Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	109,682	87,318
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		87,318
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	15,063	37,768
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	50,376,543	37,788,314
Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets	55,524,875	29,912,516
Current financial assets at fair value through other comprehensive income	14,232,021	9,699,546
Amortized cost, assets	1,157,491	1,290,355
Derivative financial assets	4,238
Loans and advances to customers, net of provisions for expected loss		21,379,916
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,592,520	87,318
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		87,318
Derivative financial assets	4,238
Loans and advances to customers, net of provisions for expected loss		0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,232,021	0
Current financial assets at fair value through other comprehensive income	14,232,021	9,699,546
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,700,334	29,825,198
Amortized cost, assets	1,157,491	1,290,355
Derivative financial assets	0
Loans and advances to customers, net of provisions for expected loss		21,379,916
Liabilities with financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	9,522,469	7,906,897
Liabilities with financial institutions | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	9,522,469	7,906,897
Liabilities with customer
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	32,651,620	23,642,804
Liabilities with customer | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	32,651,620	23,642,804
Securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	8,095,042	6,202,165
Securities issued | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	8,095,042	6,202,165
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	15,063	37,768
Derivatives | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	15,063	37,768
Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	15,063	37,768
Long-term borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	107,412	36,448
Long-term borrowings | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	107,412	36,448
Cash and cash equivalents | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,259,379	1,331,648
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,259,379	1,331,648
Amounts due from financial institution | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,718,506	4,258,856
Amounts due from financial institution | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,718,506	4,258,856
Compulsory deposits at Banco Central do Brasil.. | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,664,415	2,854,778
Compulsory deposits at Banco Central do Brasil.. | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,664,415	2,854,778
Financial Treasury Bills (LFT) [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	9,212,930	4,652,445
Current financial assets at fair value through other comprehensive income	420,336	37,131
Financial Treasury Bills (LFT) [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	9,212,930	4,652,445
Current financial assets at fair value through other comprehensive income	420,336	37,131
Financial Treasury Bills (LFT) [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	0	0
Current financial assets at fair value through other comprehensive income	0	0
Financial Treasury Bills (LFT) [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	9,212,930	4,652,445
Current financial assets at fair value through other comprehensive income	420,336	37,131
Financial Treasury Bills (LFT) [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	420,336	37,131
Financial Treasury Bills (LFT) [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	9,212,930	4,652,445
National Financial Treasury Bills (LTN) [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	415,471	589,496
National Financial Treasury Bills (LTN) [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	415,471	589,496
National Financial Treasury Bills (LTN) [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	415,471	589,496
National Financial Treasury Bills (LTN) [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	415,471	589,496
National Treasury Bonds (NTN) | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	3,931,671	3,541,780
Current financial assets at fair value through other comprehensive income	27,576	384
National Treasury Bonds (NTN) | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	3,931,671	3,541,780
Current financial assets at fair value through other comprehensive income	27,576	384
National Treasury Bonds (NTN) | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	0	0
National Treasury Bonds (NTN) | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	3,931,671	3,541,780
Current financial assets at fair value through other comprehensive income	27,576	384
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	665,413	645,373
National Treasury Bonds (NTN) | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	27,576	384
National Treasury Bonds (NTN) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	3,931,671	3,541,780
National Treasury Bonds (NTN) | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	665,413	645,373
Rural Product Bill | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	459,298	532,068
Rural Product Bill | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	459,298	532,068
Debentures | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	330,705	684,153
Current financial assets at fair value through other comprehensive income	281,566	435,755
Debentures | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	0	328,622
Current financial assets at fair value through other comprehensive income	0	51,099
Debentures | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	330,705	355,531
Current financial assets at fair value through other comprehensive income	281,566	384,656
Debentures | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	330,705	684,153
Current financial assets at fair value through other comprehensive income	281,566	435,755
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	32,780	112,914
Debentures | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	281,566	435,755
Debentures | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	330,705	684,153
Debentures | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	32,780	112,914
Certificates of real estate receivables | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	104,270	203,350
Current financial assets at fair value through other comprehensive income	182,319	44,453
Certificates of real estate receivables | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	0	0
Current financial assets at fair value through other comprehensive income	0	0
Certificates of real estate receivables | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	104,270	203,350
Current financial assets at fair value through other comprehensive income	182,319	44,453
Certificates of real estate receivables | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	104,270	203,350
Current financial assets at fair value through other comprehensive income	182,319	44,453
Certificates of real estate receivables | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	182,319	44,453
Certificates of real estate receivables | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	104,270	203,350
Investment funds [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	358,332	529,903
Investment funds [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,974	341,185
Investment funds [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	354,358	188,718
Investment funds [member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	358,332	529,903
Investment funds [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	358,332	529,903
Financial Bills [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	22,817	5,771
Current financial assets at fair value through other comprehensive income	73,808	101,467
Financial Bills [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	0	0
Financial Bills [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	22,817	5,771
Current financial assets at fair value through other comprehensive income	73,808	101,467
Financial Bills [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	22,817	5,771
Current financial assets at fair value through other comprehensive income	73,808	101,467
Financial Bills [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	73,808	101,467
Financial Bills [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	22,817	5,771
Commercial promissory notes [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	214,157	22,551
Current financial assets at fair value through other comprehensive income	2,659	5,157
Commercial promissory notes [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	0	0
Commercial promissory notes [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Securities	214,157	22,551
Current financial assets at fair value through other comprehensive income	2,659	5,157
Commercial promissory notes [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	214,157	22,551
Current financial assets at fair value through other comprehensive income	2,659	5,157
Commercial promissory notes [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	2,659	5,157
Commercial promissory notes [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	214,157	22,551
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	109,682
Other assets [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	109,682	87,318
Other assets [member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	109,682
Other assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	109,682
Certificates of Agricultural Receivables | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	64,371	237,750
Certificates of Agricultural Receivables | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	64,371	237,750
Certificates of Agricultural Receivables | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	64,371	237,750
Certificates of Agricultural Receivables | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	64,371	237,750
Bank Deposits Certificates | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	55,597	44,638
Bank Deposits Certificates | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		3,523
Bank Deposits Certificates | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	55,597	41,115
Bank Deposits Certificates | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	55,597	44,638
Bank Deposits Certificates | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	55,597	44,638
Agribusiness Credit Bills (LCA) [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	10,684	20,413
Agribusiness Credit Bills (LCA) [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	10,684	20,413
Agribusiness Credit Bills (LCA) [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	10,684	20,413
Agribusiness Credit Bills (LCA) [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	10,684	20,413
Real Estate Credit Bills (LCI) [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	1,352	1,613
Real Estate Credit Bills (LCI) [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	60	225
Real Estate Credit Bills (LCI) [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	1,292	1,388
Real Estate Credit Bills (LCI) [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	1,352	1,613
Real Estate Credit Bills (LCI) [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	1,352	1,613
Others fair value through profit or loss | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,478,600	1,458,664
Others fair value through profit or loss | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	451,946	433,547
Others fair value through profit or loss | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,478,600	1,458,664
Others fair value through profit or loss | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,478,600	1,458,664
Loans and advances to customers | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		87,318
Loans and advances to customers, net of provisions for expected loss	27,900,543
Loans and advances to customers | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		R$ 0
Loans and advances to customers, net of provisions for expected loss	R$ 27,900,543